SEMIANNUAL REPORT

January 31, 1997

INVESCO
MULTIPLE ASSET FUNDS, INC.

Balanced Fund
Multi-Asset Allocation Fund

No-load mutual funds seeking capital appreciation and current income.

INVESCO FUNDS

Market Overview                                                   February 1997
     Like the stock and bond markets, the U.S. economy has produced startling numbers in recent years. After moderating during the third quarter 1996, the expansion again gained steam the following three months, growing at an annualized rate of 3.9%. Consequently, fears of reigniting inflation -- or action from the Federal Reserve Board to stave off that threat -- have reemerged among investors.
     The moderate inflation level of about 3% represents a positive factor for the economy. At the same time, though, the longevity of the current expansion -- over six years -- remains a cause for concern; the post-World War II average is only four and a half years. Negative growth hasn't been experienced since the first quarter of 1993. If the growth rate again approaches 5%, many economists expect the Federal Reserve Board to launch a preemptive strike against inflation, with the concomitant danger of cutting the expansion short.
     Last summer, concern about the Fed and the national elections caused a pullback in equity markets. Subsequently, with the political status quo generally maintained vis-a-vis the president and Congress, and the economy slowing on its own, the S&P 500 resumed its volatile hike upward.
     In comparison, investors in fixed-income securities experienced a bumpier ride in 1996. The second half of the year was smoother, as inflation fears waned and interest rates stabilized.
     1997 is a post-presidential election year, when the stock market often drops. And, compared to historical levels, valuations for many individual stocks appear high. Equity markets have been jumpy this winter, responding instantaneously to the smallest clues about the economy, interest rates, or fiscal and monetary policies. Securities markets around the globe immediately dropped following Fed Chairman Alan Greenspan's December remark that current stock prices may reflect "irrational exuberance."

INVESCO Multiple Asset Funds, Inc.
     The line graphs on the following pages illustrate the value of a $10,000 investment in each of the INVESCO Multiple Asset Funds, plus reinvested dividends and capital gain distributions, from inception through 1/31/97. The charts and other total return figures cited reflect the funds' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(1),(2)

     While past performance is not a guarantee of future results, $10,000 invested in Balanced Fund upon inception (12/93) would have been worth $17,657 on 1/31/97, including reinvestment of dividends and capital gains. A $10,000 investment in Multi-Asset Allocation Fund made on the same date would have grown to $14,541.(2) Composition of holdings is, of course, subject to change.

Balanced Fund
     For the three-year period ended 1/31/97, Lipper Analytical Services ranked Balanced Fund #1 of 166 balanced funds, based on total return unadjusted for commissions. For the one-year period, the fund was ranked #95 of 281 funds.(2),(3)
     For the six-month period ended 1/31/97, INVESCO Balanced Fund achieved a total return of 13.79%, compared to a total return of 24.13% for the S&P 500, and 4.75% for the Lehman Government/Corporate Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)
     Mutual funds which combine stocks and bonds in a single portfolio seek capital appreciation with enhanced yields, wrapped in a low-risk strategy. This fund is not expected to outperform an all-equity fund in an up market, but has the potential to outperform in a down stock market. Balanced Fund features a lower beta than the S&P 500, higher earnings growth rate, and a lower price-to-earnings ratio, a profile that seeks to offer growth and income at a lower price than the broad market.
     In the last half of 1996, sector rotation within the market seemed to change monthly. Industry groups such as consumer cyclicals, energy, financial services, and technology fell in and then out of favor with investors. In such an environment, the only way to stay ahead of the market is to constantly rebalance portfolios. Over the last six months, we have increased our allocation to the fixed-income market, expanded our interest in technology and health care stocks, and decreased our exposure to consumer cyclicals. We have also sought to consolidate the portfolio by reducing the number of stocks; we believe that stock selectivity will be crucial in 1997.
     For 1997, we plan to increase our weightings in financial services and technology stocks, as we believe that their relative valuations are low compared to their underlying growth rates. We plan to remain defensive about consumer cyclicals due to concerns about consumer spending and credit.
     Two stocks that we like for the upcoming year are China Eastern Airlines Ltd. and Warner-Lambert Co. China Eastern Airlines Ltd. (a recently purchased American Depositary Receipt) offers dynamic growth potential, as it is based out of Shanghai and serves the whole Shanghai Province. This company possesses a unique niche in its market and should benefit from growing exposure to Hong Kong and increased economic activity in Shanghai. We are also excited about Warner-Lambert Co., as we feel that their new products for 1997 should be well received.


                                Balanced Fund
                         Average Annual Total Return
                               as of 1/31/97(2)

                    1 year                             15.85%
                    -----------------------------------------
                    Since inception (12/93)            19.67%
                    -----------------------------------------

      During the last six months, we have added to the fixed-income portion of the portfolio. Fund management believes this should benefit the fund as there is a strong possibility for lower interest rates in 1997. Newer holdings consist primarily of mortgage securities and investment grade putable bonds, selected for their structural value. (Putable bonds are debt obligations that allow the holder to redeem the issue at specified intervals before maturity and receive full face value.) Presently, we are avoiding investment grade corporate bonds, which appear less attractive due to their narrow spreads compared to other fixed-income securities. For 1997, we will continue to examine the market closely, looking for value and special situations.

Graph:      Balanced Fund Total Return

      This line graph illustrates the value of a $10,000 investment in INVESCO Balanced Fund, plus reinvested dividends and capital gain distributions, for the period from inception (12/1/93) through 1/31/97.

Fund Management
     INVESCO Balanced Fund is managed by three industry veterans. Senior Vice President Charles P. Mayer and Vice President Albert M. Grossi co-manage the equity portfolio. With 26 years of professional experience, Charlie earned an MBA from St. John's University and a BA from St. Peter's College. Previously, Charlie was with Westinghouse Pension Investments Corporation.
     Al Grossi began his career as a securities analyst in 1974. Previously, he served as a portfolio manager/senior analyst with Westinghouse Pension Investments Corporation. He holds both an MBA and a BA from Rutgers University.
     Senior Vice President Donovan "Jerry" Paul has served as co-portfolio manager of the fund since 1994, concentrating on fixed-income securities. Jerry began his investment career in 1976; before joining INVESCO, he worked for Stein, Roe & Farnham Inc., as well as Quixote Investment Management. He earned an MBA from the University of Northern Iowa, and a BBA from the University of Iowa. He is a Chartered Financial Analyst and Certified Public Accountant.

Multi-Asset Allocation Fund
     For the six-month period ended 1/31/97, INVESCO Multi-Asset Allocation Fund had a total return of 16.88%, compared to a total return of 24.13% for the S&P 500 and 4.75% for the Lehman Government/Corporate Bond Index. (Of course, past performance is not a guarantee of future results.)(1),(2)
     The fund's investment approach of broad diversification across five markets with low correlation to each other seeks to produce positive returns in up markets, while limiting risk in down markets. INVESCO shareholders also benefit by having five separate research and analysis teams that specialize in their individual asset classes. As economic and market cycles shift over time, our fund's combination of asset classes run by experienced management may prove especially advantageous.

                         Multi-Asset Allocation Fund
                         Average Annual Total Return
                               as of 1/31/97(2)

                    1 Year                             18.45%
                    -----------------------------------------
                    Since Inception (12/93)            12.55%
                    -----------------------------------------

     This type of diversification helped produce superior competitive returns over the one-year period ended 1/31/97, as the fund had a total return of 18.45%, outperforming the Lipper flexible portfolio fund average return of 14.80%. For the one-year period ended 1/31/97, Lipper Analytical Services ranked Multi-Asset Allocation Fund #36 of 185 flexible portfolio funds, based on total return unadjusted for commissions.(Of course, past performance is not a guarantee of future results.)(2),(3)

Graph:      Multi-Asset Allocation Fund Total Return

      This line graph illustrates the value of a $10,000 investment in INVESCO Multi-Asset Allocation Fund, plus reinvested dividends and capital gain distributions, for the period from inception (12/1/93) through 1/31/97.

     As of 1/31/97, the fund continued to be heavily weighted in favor of large-capitalization stocks, which accounted for nearly one-third of the assets. The other two-thirds were divided among the other four investment categories, with small-cap stocks and fixed-income securities the next highest allocations.
     In 1997, we will continue our overweighting in small-cap stocks, as we feel that the divergence of returns between large- and small-cap stocks has created substantial value within small-cap markets. In the fixed-income market, we will continue to invest in shorter-duration Treasury issues, since corporate bonds continue to be at historically expensive levels. In the international arena, we will maintain our relatively heavy exposure in Asia (excluding Japan) and Europe as we feel they offer the most attractive valuation levels at the present time.

Graph:      Multi-Asset   Allocation   Fund   -   Allocation   by   Value   of
            Total Net Assets

      This pie chart reflects the allocation of the Multi-Asset Allocation Fund's portfolio as a percentage of total net assets in large-cap stocks, fixed-income, small-cap stocks, equity real estate securities, international stocks and cash and equivalents as of 1/31/97.

Fund Management

     INVESCO Multi-Asset Allocation Fund is managed by a team, which is led by Bob Slotpole. He earned an MBA from Stanford University, as well as a BS from the State University of New York-Buffalo. Now a senior vice president and director of equities for INVESCO Management & Research, Inc., Bob began his investment career in 1975. Previously, he was associated with First Boston and Lehman Brothers.

(1) The S&P 500 and Lehman Government/Corporate Bond Index are unmanaged indexes of securities considered to be representative of the broad domestic equity and
domestic   fixed-income   markets,   respectively.

(2) Total return assumes reinvestment of dividends and capital gain distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(3) Lipper rankings are provided for one-, five-, and 10-year periods, except for funds introduced more recently, and are based on total return unadjusted for commissions.

             Introducing
         INVESCO'S net PAL for
          Account Information

     INVESCO now offers secure access
to your account information from your
own computer -- at your convenience.

      Account Balance
      Latest Transactions
      Latest Distributions

1.    Go to the INVESCO Funds web site
      at http://www.invesco.com.

2.    Select netPal on the
      navigation bar.

3.    Click on INVESCO Account
      Information.

4.    Key in your account number
      and pasword.  (Your password
      is identical to the four-digit
      personal identification number
      code you use for the PAL(R)
      Personal Account Line,
      INVESCO's automated telephone
      information system.)

5.    Click on "Submit."  Your current
      account summary will then be
      displayed automatically.

INVESCO Multiple Asset Funds, Inc.
Ten Largest Common Stock Holdings
January 31, 1997

Description                                                              Value
--------------------------------------------------------------------------------
BALANCED Fund
Bristol-Myers Squibb                                                $2,540,000
Sonat Inc                                                            2,130,000
SmithKline Beecham PLC Sponsored
   ADR Representing Ord A Shrs                                       2,095,250
Lilly (Eli) & Co                                                     1,742,500
Novartis AG Registered Shrs                                          1,716,906
Nokia Corp Sponsored ADR
   Representing Series A Shrs                                        1,671,875
Intel Corp                                                           1,622,500
Warner-Lambert Co                                                    1,610,000
Avon Products                                                        1,568,750
Exxon Corp                                                           1,554,375


MULTI-ASSET ALLOCATION Fund
Intel Corp                                                            $210,925
Coca-Cola Co                                                           208,350
AT&T Corp                                                              189,000
Merck & Co                                                             172,425
Royal Dutch Petroleum New York
 Registry 5 Gldr Shrs                                                  147,475
NIKE Inc Class B                                                       142,538
Ahmanson (H F) & Co                                                    131,250
International Business Machines                                        125,800
BankAmerica Corp                                                       122,787
Price/Costco Inc                                                       119,813


Composition of holdings is subject to change.

INVESCO Multiple Asset Funds, Inc.
Statement of Investment Securities
January 31, 1997
UNAUDITED
                                    Shares or
                                    Principal
Description                            Amount                   Value
----------------------------------------------------------------------
BALANCED Fund
COMMON STOCKS 59.19%
AEROSPACE/DEFENSE 1.74%
Thiokol Corp                           15,000                $840,000
United Technologies                    20,000               1,395,000
                                                        -------------
                                                            2,235,000
                                                        -------------
AUTOMOBILES 0.73%
Volkswagen AG                           2,000                 939,121
                                                        -------------
BANKS 3.01%
Banc One                               30,000               1,361,250
BanPonce Corp                          30,000               1,012,500
CoreStates Financial                   15,000                 746,250
Mellon Bank                            10,000                 746,250
                                                        -------------
                                                            3,866,250
                                                        -------------
BEVERAGES 0.66%
Anheuser-Busch Cos                     20,000                 850,000
                                                        -------------
BROADCASTING 0.36%
Scottish Television PLC                46,600                 466,728
                                                        -------------
CHEMICALS 1.00%
OM Group                               20,000                 590,000
Praxair Inc                            15,000                 695,625
                                                        -------------
                                                            1,285,625
                                                        -------------
COMMUNICATIONS -
 EQUIPMENT/MANUFACTURING 1.30%
Nokia Corp Sponsored ADR
 Representing Series A Shrs            25,000               1,671,875
                                                        -------------
COMPUTER RELATED 1.67%
Compaq Computer*                       15,000               1,303,125
International Business Machines         5,000                 786,250
Peerless Group*                         9,500                  62,937
                                                        -------------
                                                            2,152,312
                                                        -------------
CONGLOMERATES 0.85%
Grupo Imsa SA de CV
 Sponsored ADR*                        50,000               1,093,750
                                                        -------------

DRUGS  8.96%
Abbott Laboratories                    15,000                 815,625
Bristol-Myers Squibb                   20,000               2,540,000
Lilly (Eli) & Co                       20,000               1,742,500
Merck & Co                             11,000                 998,250
Novartis AG Registered Shrs*            1,500               1,716,906
SmithKline Beecham PLC
 Sponsored ADR Representing
 Ord A Shrs                            29,000               2,095,250
Warner-Lambert Co                      20,000               1,610,000
                                                        -------------
                                                           11,518,531
                                                        -------------
ELECTRIC UTILITIES 2.07%
Entergy Corp                           30,000                 806,250
IES Industries                         25,000                 765,625
Idaho Power                            35,000               1,089,375
                                                        -------------
                                                            2,661,250
                                                        -------------
ELECTRICAL EQUIPMENT 0.77%
Emerson Electric                       10,000                 987,500
                                                        -------------
ELECTRONICS 2.80%
DuPont Photomasks*                     20,000               1,090,000
General Motors                         15,000                 885,000
Itel Corp                              10,000               1,622,500
                                                        -------------
                                                            3,597,500
                                                        -------------
ENTERTAINMENT 0.56%
Granada Group PLC                      50,000                 719,523
                                                        -------------
FINANCIAL - DIVERSIFIED 2.23%
Green Tree Financial                   25,000                 971,875
HomeSide Inc*                          72,300               1,211,025
MBNA Corp                              20,000                 690,000
                                                        -------------
                                                            2,872,900
                                                        -------------
FOODS 1.81%
Flowers Industries                     30,000                 641,250
Heinz (H J) Co                         24,400                 982,100
Kellogg Co                             10,100                 703,213
                                                        -------------
                                                            2,326,563
                                                        -------------
GOLD & PRECIOUS
 METALS MINING 0.40%
Franco-Nevada Mining Ltd               12,000                 516,857
                                                        -------------
FRANCE 0.54%
AmerUs Life Holdings Class A*          35,400                 699,150
                                                        -------------
INVESTMENT BANK -
 BROKER FIRM 0.89%
Dean Witter Discover & Co              30,000               1,143,750
                                                        -------------
IRON & STEEL 0.46%
Valmont Industries                     15,000                 592,500
                                                        -------------

MACHINERY 1.23%
Gradall Industries*                    50,000                 737,500
New Holland NV*                        38,500                 847,000
                                                        -------------
                                                            1,584,500
                                                        -------------
MANUFACTURING 1.53%
Allied Signal                          15,000               1,053,750
Premark International                  40,000                 920,000
                                                        -------------
                                                            1,973,750
                                                        -------------
NATURAL GAS 4.15%
Coastal Corp                           30,000               1,451,250
Columbia Gas System                    15,000                 976,875
Questar Corp                           20,000                 782,500
Sonat Inc                              40,000               2,130,000
                                                        -------------
                                                            5,340,625
                                                        -------------
OIL & GAS RELATED 8.56%
Amoco Corp                             10,000                 870,000
Burlington Resources                   20,000                 995,000
Exxon Corp                             15,000               1,554,375
Forcenergy Group AB Series B Shrs     100,000               1,292,955
Nabors Industries*                     30,000                 555,000
Oryx Energy*                           40,000                 970,000
Rowan Cos*                             35,000                 883,750
Santa Fe Energy Resources              50,000                 743,750
Seagull Energy*                        50,000               1,068,750
Tidewater Inc                          20,000                 940,000
Union Pacific Resources Group          40,000               1,135,000
                                                        -------------
                                                           11,008,580
                                                        -------------
PAPER & FOREST PRODUCTS 0.50%
James River Corp of Virginia           20,000                 642,500
                                                        -------------
PERSONAL CARE 1.22%
Avon Products                          25,000               1,568,750
                                                        -------------
PUBLISHING 0.53%
Applied Graphics Technologies*         25,000                 681,250
                                                        -------------
RAILROADS 0.84%
Canadian Pacific Ltd                   40,000               1,085,000
                                                        -------------
REAL ESTATE INVESTMENT
 TRUST 0.52%
Kilroy Realty*                         25,900                 663,688
                                                        -------------
RETAIL 2.91%
Dayton Hudson                          30,000               1,128,750
Ingles Markets Class A                 80,000               1,170,000
Sears Roebuck & Co                     30,000               1,440,000
                                                        -------------
                                                            3,738,750
                                                        -------------

TELECOMMUNICATIONS -
 LONG DISTANCE 2.91%
Deutsche Telekom AG*                   70,000               1,307,931
LCI International*                     60,000               1,350,000
Lucent Technologies                    20,000               1,085,000
                                                        -------------
                                                            3,742,931
                                                        -------------
TOBACCO 0.80%
Philip Morris                           8,600               1,022,325
                                                        -------------
UTILITIES - ELECTRIC 0.68%
Calpine Corp*                          40,000                 880,000
                                                        -------------

TOTAL COMMON STOCKS
 (Cost $65,747,060)                                        76,129,334
                                                        -------------
FIXED INCOME SECURITIES 34.29%
US Government Obligations 3.98%
US Treasury Notes
 6.875%, 5/15/2006
 (Cost $5,076,037)                  5,000,000               5,125,000
                                                        -------------
US Government Agency Obligations 21.99%
Federal Home Loan Mortgage
 Gold, Participation Certificates
   6.500%, 6/1/2010                 1,652,020               1,632,294
   6.500%, 8/1/2010                 1,727,814               1,703,625
   6.500%, 10/1/2010                1,779,335               1,754,424
   6.500%, 11/1/2010                1,813,719               1,788,327
   6.500%, 4/1/2011                 1,902,846               1,870,003
   6.500%, 6/1/2011                 9,624,393               9,458,276
   6.500%, 9/1/2011                 9,742,555               9,574,399
Student Loan Marketing
 Association, Notes, Series CQ
 5.460%, 3/7/2001                     500,000                 498,345
                                                        -------------
   TOTAL US GOVERNMENT
   AGENCY OBLIGATIONS
   (Cost $28,079,219)                                      28,279,693
                                                        -------------
Corporate Bonds 8.32%
AUTOMOBILES 0.78%
General Motors Acceptance
   Medium-Term Notes
   6.700%, 4/25/2001                1,000,000               1,000,194
                                                        -------------
CABLE 0.63%
Continental Cablevision, Sr Deb
 9.500%, 8/1/2013                     715,000                 813,054
                                                        -------------
COMPUTER RELATED 0.58%
International Business
 Machines, Deb
 7.125%, 12/1/2096                    800,000                 749,743
                                                        -------------

ELECTRIC UTILITIES 1.33%
Enersis SA, Notes
 6.900%, 12/01/2006                 1,000,000                 972,159
Korea Electric Power, Deb
 7.400%, 4/1/2016                     741,533                 745,336
                                                        -------------
                                                            1,717,495
                                                        -------------
FINANCIAL - DIVERSIFIED 0.78%
Abbey National PLC, Sub Notes
 7.350%, 10/29/2049                 1,000,000               1,002,586
                                                        -------------
GOLD & PRECIOUS
 METALS MINING 0.77%
Freeport McMoRan Copper &
 Gold, Sr Notes
 7.200%, 11/15/2026                 1,000,000                 990,373
                                                        -------------
HEALTHCARE DRUGS -
 PHARMACEUTICALS 1.01%
McKesson Corp, Sub Deb
 4.500%, 3/1/2004                  1,500,000                1,297,500
                                                        -------------
PUBLISHING 0.76%
Time Warner, Deb
 6.850%, 1/15/2026                 1,000,000                  976,673
                                                        -------------
UTILITIES - ELECTRIC 1.68%
DQU-II Funding, Collateral
 Lease Bonds, 8.700%, 6/1/2016     2,000,000                2,156,344
                                                        -------------
 TOTAL CORPORATE BONDS
  (Cost $10,801,659)                                       10,703,962
                                                        -------------
TOTAL FIXED INCOME
 SECURITIES
 (Cost $43,956,916)                                        44,108,655
                                                        -------------
SHORT-TERM INVESTMENTS -
 REPURCHASE AGREEMENTS 6.52%
Repurchase Agreement with
 State Street Bank & Trust Co
 dated  1/31/1997 due 2/3/1997
 at 5.470%,  repurchased at
 $8,388,822 (Collateralized by
 US Treasury Notes due
 2/15/2015 at 11.250%
 value $8,856,759)
 (Cost $8,385,000)                 8,385,000               8,385,000
                                                       -------------
TOTAL INVESTMENT
 SECURITIES AT VALUE  100.00%
 (Cost $118,088,976)
 (Cost for Income Tax Purposes
 $118,104,006)                                           128,622,989
                                                       =============

MULTI-ASSET ALLOCATION Fund
 COMMON STOCKS 76.34%
AEROSPACE/DEFENSE 1.27%
Coltec Industries*                    1,600                 $32,000
Lockheed Martin                         319                  29,356
McDonnell Douglas                       800                  53,800
Northrop Grumman                        800                  62,500
Primex Technologies*                    140                   2,712
UNC Inc*                                600                   6,675
                                                      -------------
                                                            187,043
                                                      -------------
AIRLINES 0.99%
British Airways PLC ADR                 400                  38,100
Continental Airlines Class B*         2,200                  61,325
Swire Pacific Ltd Sponsored
 ADR Representing
 Class A Shrs                         5,000                  45,973
                                                      -------------
                                                            145,398
                                                      -------------
AUTO PARTS 0.85%
Arvin Industries                        500                  12,062
Borg-Warner Automotive                2,600                 103,675
Detroit Diesel*                         500                   9,625
                                                      -------------
                                                            125,362
                                                      -------------

AUTOMOBILES 0.62%
Chrysler Corp                         1,600                  55,800
Ford Motor                            1,100                  35,337
                                                      -------------
                                                             91,137
                                                      -------------
BANKS 4.67%
BankAmerica Corp                      1,100                 122,787
CCB Financial                           100                   6,500
Chase Manhattan                         928                  85,840
Community First Bankshares            1,100                  30,662
Deposit Guaranty                        600                  18,825
Development Bank Ltd
 Sponsored ADR                          800                  44,328
First of America Bank                 1,500                  89,250
HSBC Holdings PLC
 Sponsored ADR                          200                  46,328
Magna Group                           1,000                  29,625
National Australia Bank Ltd
 Sponsored ADR                          800                  48,600
NationsBank Corp                        700                  75,600
Provident Bankshares                    300                  11,812
Riggs National                          400                   7,400
SouthTrust Corp                       1,900                  71,725
                                                      -------------
                                                            689,282
                                                      -------------

BEVERAGES 1.83%
Coca-Cola Co                          3,600                 208,350
Kirin Brewery Ltd ADR                   300                  26,212
Moet Hennessy Louis
 Vuitton Sponsored ADR                  700                  35,525
                                                      -------------
                                                            270,087
                                                      -------------
BIOTECHNOLOGY 0.07%
Gilead Sciences*                        300                   9,787
                                                      -------------
BROADCASTING 0.97%
King World Productions*               3,000                 117,375
Renaissance Communications*             700                  25,025
                                                      -------------
                                                            142,400
                                                      -------------
BUILDING MATERIALS 0.45%
Centex Construction Products            300                   5,887
Centex Corp                             900                  35,100
Martin Marietta Materials               329                   8,760
Medusa Corp                             300                  11,100
Texas Industries                        100                   5,525
                                                      -------------
                                                             66,372
                                                      -------------
CHEMICALS 2.58%
Akzo Nobel NV Sponsored ADR             500                  35,187
Bayer AG Sponsored ADR                1,500                  56,970
Dexter Corp                           1,000                  30,250
duPont (EI) de Nemours                  900                  98,662
Fuller (HB) Co                          600                  29,925
Ionics Inc*                             100                   5,012
Minerals Technologies                 2,000                  79,750
Morton International                  1,100                  44,687
                                                      -------------
                                                            380,443
                                                      -------------

COMPUTER RELATED 3.27%
American Management Systems*            600                  13,125
BancTec Inc*                            300                   5,812
Cadence Design Systems*               1,100                  42,075
Davox Corp*                             400                  16,800
Dell Computer*                          800                  52,900
Evans & Sutherland Computer*            400                  10,000
Fair Issac & Co                         100                   4,037
Harbinger Corp*                         200                   8,050
International Business Machines         800                 125,800
Manugistics Group*                      300                  13,125
Microsoft Corp*                         600                  61,200
NCR Corp*                                75                   2,841
National Data                           300                  12,300
Seagate Technology*                   1,200                  61,800

Stratus Computer                        300                   9,525
Synopsys Inc*                           300                  13,247
Technology Solutions*                   200                   7,675
Transaction System Architects
 Class A*                               800                  21,300
                                                      -------------
                                                            481,612
                                                      -------------
CONGLOMERATES 0.46%
Textron Inc                             700                  68,162
                                                      -------------
CONSUMER FINANCE 0.57%
American Express                      1,200                  74,850
Imperial Credit Industries*             400                   8,750
                                                      -------------
                                                             83,600
                                                      -------------
CONSUMER - JEWLERY,
 NOVELTY & GIFT 0.05%
Oneida Ltd                              400                   6,950
                                                      -------------
CONTAINERS 0.20%
Amcor Ltd ADR                         1,200                  30,000
                                                      -------------
DISTRIBUTION -
 FOOD & HEALTH 0.09%
Richfood Holdings                       600                  12,750
                                                      -------------
ELECTRIC UTILITIES 1.06%
Central Louisiana Electric              400                  10,850
CILCORP Inc                             200                   7,700
Commonwealth Energy
 Systems SBI                            400                   9,750
Empresa Nacional de Electricidad
 SA Sponsored ADR                       500                  32,875
Hawaiian Electric Industries            300                  10,612
IES Industries                          300                   9,187
Minnesota Power & Light                 200                   5,725
PacifiCorp                            1,800                  38,250
PowerGen PLC Sponsored ADR              750                  31,031
                                                      -------------
                                                            155,980
                                                      -------------
ELECTRICAL EQUIPMENT 0.86%
Bell Industries                         335                   7,579
Dynatech Corp*                          100                   3,600
Hitachi Ltd ADR                         400                  35,900
Kent Electronics*                       800                  26,100
Kyocera Corp ADR                        250                  29,562
Molecular Dynamics*                     500                   5,875

Nimbus CD International                 100                   1,100
Sterling Electronics*                 1,200                  16,950
                                                      -------------
                                                            126,666
                                                      -------------
ELECTRONICS 2.31%
BMC Industries                          300                   9,825
Belden Inc                              400                  15,250
Dallas Semiconductor                  1,600                  42,200
Intel Corp                            1,300                 210,925
International Rectifier*                400                   6,350
Logicon Inc                             400                  13,850
Periphonics Corp*                     1,100                  35,200
Unitrode Corp*                          200                   7,350
                                                      -------------
                                                            340,950
                                                      -------------
ENGINEERING &
 CONSTRUCTION 0.86%
JLG Industries                        4,000                  76,000
NVR Inc*                                600                   7,725
Sekisui House Ltd ADR                   300                  26,689
Stone & Webster                         500                  17,000
                                                      -------------
                                                            127,414
                                                      -------------
FINANCIAL - DIVERSIFIED 0.14%
CMAC Investment                         200                   6,950
Lawyers Title                           300                   6,937
Mercury Finance                       3,500                   7,000
                                                      -------------
                                                             20,887
                                                      -------------
FOODS 2.00%
Associated British Foods
 Ltd ADR                              4,000                  30,672
Dean Foods                              400                  12,600
Earthgrains Co                          300                  13,987
Nestle SA Sponsored ADR
 Representing Registered Shrs           900                  48,819
Sara Lee                              2,500                  98,750
Unigate Ltd ADR                       5,600                  40,786
Unilever NV New York Shrs               300                  49,350
                                                      -------------
                                                            294,964
                                                      -------------
FOOTWEAR 0.97%
NIKE Inc Class B                      2,100                 142,538
                                                      -------------
GAMING 0.04%
Primadonna Resorts*                     300                   6,300
                                                      -------------

GOLD & PRECIOUS
 METALS MINING 0.31%
CRA Ltd Sponsored ADR                   800                  45,270
                                                      -------------
HEALTHCARE DRUGS -
 PHARMACEUTICALS 5.30%
Astra AB Sponsored ADR
 Representing Series A Shrs             750                  35,906
Bergen Brunswig Class A Shrs            200                   5,950
Bindley Western Industries              500                   8,875
Bristol-Myers Squibb                    900                 114,300
Carter-Wallace Inc                    2,600                  39,000
Glaxo Wellcome PLC
 Sponsored ADR                        1,000                  31,875
Immunex Corp*                           700                  14,131
Johnson & Johnson                     1,400                  80,675
Lilly (Eli) & Co                      1,200                 104,550
Merck & Co                            1,900                 172,425
Novartis AG Sponsored ADR
 Representing Registered Shrs*        1,000                  57,252
Novo-Nordisk A/S ADR                  1,000                  46,625
Pfizer Inc                              600                  55,725
TheraTech Inc*                        1,000                  13,500
                                                      -------------
                                                            780,789
                                                      -------------
HEALTHCARE RELATED 0.84%
Integrated Health Services            1,300                  34,612
Tenet Healthcare*                     2,160                  58,320
West Co                               1,100                  30,525
                                                      -------------
                                                            123,457
                                                      -------------
HEALTH MAINTENANCE
 ORGANIZATIONS 0.04%
Sierra Health Services*                 200                   5,475
                                                      -------------
HOUSEHOLD FURNITURE
 & APPLIANCES 0.78%
Ethan Allen Interiors                   800                  35,100
Matsushita Electric Industrial
 ADR                                    300                  44,550
Miller (Herman) Inc                     600                  34,725
                                                      -------------
                                                            114,375
                                                      -------------
HOUSEHOLD PRODUCTS 0.87%
Clorox Co                               500                  59,312
Procter & Gamble                        600                  69,300
                                                      -------------
                                                            128,612
                                                      -------------

INSURANCE 3.52%
ACE Ltd                               1,300                  76,862
AEGON NV ADR                            500                  30,937
American Bankers Insurance
 Group                                  300                  16,650
CIGNA Corp                              500                  75,813
Commerce Group                          600                  14,550
Frontier Insurance Group                440                  17,380
Guarantee Life                          600                  12,300
HCC Insurance Holdings                1,900                  52,962
Horace Mann Educators                   200                   8,550
ING Groep NV Sponsored ADR            1,000                  37,695
Loews Corp                              900                  88,987
Orion Capital                           100                   6,300
Protective Life                       1,400                  55,475
Reliance Group Holdings               1,200                  10,950
20th Century Industries                 800                  14,100
                                                      -------------
                                                            519,511
                                                      -------------
INVESTMENT BANK -
 BROKER FIRM 1.01%
Alex Brown                              150                   7,950
Inter-Regional Financial Group          700                  29,750
Morgan Stanley Group                  1,600                  91,400
Raymond James Financial                 600                  19,350
                                                      -------------
                                                            148,450
                                                      -------------
IRON & STEEL 0.48%
AK Steel Holding                        900                  36,225
Commercial Metals                       300                   8,738
Quanex Corp                           1,000                  26,500
                                                      -------------
                                                             71,463
                                                      -------------
LEISURE TIME 0.06%
Coachmen Industries                     500                   9,438
                                                      -------------
LODGING - HOTELS 0.82%
HFS Inc*                              1,600                 112,000
Prime Hospitality*                      500                   8,563
                                                      -------------
                                                            120,563
                                                      -------------
MACHINERY 0.26%
Blount International Class A            100                   4,063
Graco Inc                               600                  19,275
IDEX Corp                               400                  15,000
                                                      -------------
                                                             38,338
                                                      -------------
MANUFACTURING 0.81%
Dionex Corp*                            200                   8,100
Foamex International*                   800                  15,900
Giddings & Lewis                      1,100                  14,300

RWE AG Sponsored ADR
 Representing Ord Shrs                  750                  31,737
Robbins & Myers                         600                  15,900
Scotsman Industries                     300                   7,200
Teleflex Inc                            400                  18,900
Tredegar Industries                     200                   7,875
                                                      -------------
                                                            119,912
                                                      -------------
MEDICAL EQUIPMENT
 & DEVICES 1.23%
Advanced Technology
 Laboratories*                          400                  13,350
Allegiance Corp                         340                   8,713
Ballard Medical Products                300                   5,850
DENTSPLY International                1,800                  89,550
Kinetic Concepts                        800                  10,000
OEC Medical Systems*                    400                   6,900
Safeskin Corp*                        1,100                  26,400
Sofamor/Danek Group*                    500                  20,625
                                                      -------------
                                                            181,388
                                                      -------------
METALS & MINING 0.94%
Mueller Industries*                   2,100                  87,938
Olin Corp                             1,400                  51,275
                                                      -------------
                                                            139,213
                                                      -------------
NATURAL GAS 0.78%
Coastal Corp                            800                  38,700
MCN Corp                              2,100                  67,988
ONEOK Inc                               300                   8,888
                                                      -------------
                                                            115,576
                                                      -------------
OFFICE EQUIPMENT
 & SUPPLIES 0.83%
Symbol Technologies*                    100                   5,475
Wallace Computer Services             3,500                 117,250
                                                      -------------
                                                            122,725
                                                      -------------
OIL & GAS RELATED 5.63%
Amoco Corp                              700                  60,900
Camco International                     400                  19,150
Elf Aquitaine SA Sponsored
 ADR                                  1,000                  48,500
Exxon Corp                              700                  72,538
Global Marine*                        3,000                  67,125
Mobil Corp                              700                  91,875
Norsk Hydro AS Sponsored
 ADR                                    800                  45,000

Phillips Petroleum                    2,700                 119,138
Repsol SA Sponsored ADR                 600                  23,775
Royal Dutch Petroleum
 New York Shrs Registry
 5 Gldr Shrs                            850                 147,475
Santa Fe Energy Resources*            1,800                  26,775
Tidewater Inc                         2,300                 108,100
                                                      -------------
                                                            830,351
                                                      -------------
PAPER & FOREST PRODUCTS 0.17%
Chesapeake Corp                         600                  17,850
Fibreboard Corp*                        200                   6,925
                                                      -------------
                                                             24,775
                                                      -------------
PHOTOGRAPH/IMAGING 0.29%
Fuji Photo Film Ltd ADR               1,400                  42,525
                                                      -------------
PHYSICIANS PRACTICE
 MANAGEMENT 0.12%
Universal Health Services
 Class B*                               600                  17,400
                                                      -------------
POLLUTION CONTROL 0.07%
World Fuel Services                     500                  10,750
                                                      -------------
PUBLISHING 0.59%
Central Newspapers Class A              300                  13,650
Media General Class A                   400                  12,600
Meredith Corp                         1,000                  51,375
Pulitzer Publishing                     200                   9,525
                                                      -------------
                                                             87,150
                                                      -------------
REAL ESTATE INVESTMENT
 TRUST 11.23%
American General Hospitality          1,500                  40,313
Arden Realty Group                    1,300                  34,775
Bay Apartment Communities             1,200                  43,200
Beacon Properties                       900                  32,175
CBL & Associates Properties           1,900                  48,688
Cali Realty                           1,700                  56,100
CarrAmerica Realty                      700                  20,388
Chelsea GCA Realty                      900                  30,938
Duke Realty Investments                 800                  31,700
Equity Residential Properties
 Trust SBI                            1,500                  64,500
Essex Property Trust                  1,100                  32,175
FelCor Suite Hotels                   1,800                  63,900
First Industrial Realty Trust         1,300                  37,700
Gables Residential Trust SBI          2,100                  55,913
General Growth Properties               700                  22,050

Highwoods Properties                  1,300                  45,500
Horizon Group                         1,276                  21,692
JDN Realty                            1,600                  44,000
JP Realty                             1,300                  34,938
Kilroy Realty*                        2,000                  51,250
Kimco Realty                            750                  24,563
Koger Equity                          3,500                  62,563
Liberty Property Trust SBI            2,400                  61,800
MGI Properties                        2,200                  47,850
Meditrust SBI                           800                  30,800
Meridian Industrial Trust             1,400                  30,800
Merry Land & Investment               2,800                  62,300
Nationwide Health Properties          1,900                  43,463
Patriot American Hospitality          1,500                  70,500
Public Storage                        3,000                  87,750
RFS Hotel Investors                   2,300                  43,125
Regency Realty                        1,000                  26,125
Security Capital Industrial
 Trust SBI                              700                  14,875
Shurgard Storage Centers
 Class A                              1,000                  27,875
Simon DeBartolo Group                 1,100                  32,175
Spieker Properties                      900                  31,500
Starwood Lodging Trust                  600                  24,525
Sun Communities                       1,200                  38,850
Sun Hung Kai Properties
 Ltd Sponsored ADR                    2,500                  28,229
Wellsford Residential Property
 Trust SBI                            1,000                  28,125
Winston Hotels                        1,900                  25,650
                                                      -------------
                                                          1,655,338
                                                      -------------
RESTAURANTS 0.43%
Applebee's International                200                   5,400
CKE Restaurants                         750                  15,656
Ryan's Family Steak Houses*           5,400                  41,850
                                                      -------------
                                                             62,906
                                                      -------------
RETAIL 2.44%
Borders Group*                          700                  31,238
Carson Pirie Scott*                     400                  10,700
Dayton Hudson                         2,000                  75,250
Federated Department Stores*          1,500                  49,313
Lands' End*                           1,500                  42,563
Meyer (Fred) Inc*                       400                  13,850
Price/Costco Inc*                     4,500                 119,813
Ross Stores                             300                  12,300
Waban Inc*                              200                   5,425
                                                      -------------
                                                            360,452
                                                      -------------

SAVINGS & LOAN COMPANIES 1.63%
Ahmanson (H F) & Co                   3,500                 131,250
ALBANK Financial                        660                  20,790
Astoria Financial                       900                  35,100
St Paul Bancorp                       2,200                  52,800
                                                      -------------
                                                            239,940
                                                      -------------
SERVICES - ADVERTISING
 & MARKETING 0.15%
Catalina Marketing*                     400                  22,300
                                                      -------------
SERVICES - COMMERCIAL
 & CONSUMER 0.97%
G & K Services Class A                  200                   6,400
ITT Educational Services*               500                  12,688
Kinder-Care Learning Centers*         1,300                  24,213
Norrell Corp                            900                  25,088
PHH Corp                                200                   9,625
Robert Half International*            1,500                  64,500
                                                      -------------
                                                            142,514
                                                      -------------
SERVICES - COMPUTER
 SYSTEMS 0.18%
Gerber Scientific                       700                   9,975
Measurex Corp                           500                  17,313
                                                      -------------
                                                             27,288
                                                      -------------
TELECOMMUNICATIONS -
 CELLULAR/WIRELESS 0.12%
Centennial Cellular Class A*          1,500                  17,813
                                                      -------------
TELECOMMUNICATIONS - LONG
 DISTANCE 2.11%
AT&T Corp                             4,800                 189,000
British Telecommunications
 PLC ADR                                900                  61,763
Lucent Technologies                     388                  21,049
Societa Finanziaria Telefonica
 SpA Sponsored ADR                      800                  39,600
                                                      -------------
                                                            311,412
                                                      -------------
TELEPHONE 1.66%
Ameritech Corp                        1,500                  89,625
GTE Corp                              1,200                  56,400
SBC Communications                      900                  49,388
Telefonica de Espana SA
 Sponsored ADR                          700                  49,000
                                                      -------------
                                                            244,413
                                                      -------------

TEXTILE - APPAREL
 MANUFACTURERS 0.79%
Kellwood Co                             300                   6,675
Nautica Enterprises*                  1,000                  23,500
VF Corp                               1,300                  86,450
                                                      -------------
                                                            116,625
                                                      -------------
TEXTILE - HOME FURNISHING 0.11%
Springs Industries Class A              400                  16,900
                                                      -------------
TOBACCO 0.81%
Philip Morris                           800                  95,100
Universal Corp                          800                  24,800
                                                      -------------
                                                            119,900
                                                      -------------
TRANSPORTATION 0.06%
Yellow Corp*                            500                   8,563
                                                      -------------
TRUCKERS 0.13%
Heartland Express*                      750                  18,703
                                                      -------------
UTILITIES - ELECTRIC 0.59%
GPU Inc                               1,100                  36,850
MidAmerican Energy Holdings           2,400                  39,000
SIGCORP Inc                             300                  10,538
                                                      -------------
                                                             86,388
                                                      -------------
TOTAL COMMON STOCKS
 (Cost $9,397,162)                                       11,255,045
                                                      -------------
PREFERRED STOCKS 0.47%
CHEMICALS 0.20%
Dow Chemical, 11.095% Pfd               30                   30,000
                                                      -------------
REAL ESTATE INVESTMENT
 TRUST 0.27%
Staircase Properties, 13.740%
   Stepdown Pfd^                        40                   40,000
                                                      -------------
TOTAL PREFERRED STOCKS (Cost $70,000)                        70,000
                                                      -------------
FIXED INCOME SECURITIES 20.98%
US Government Obligations 10.51%
US Treasury Bonds
   8.750%, 5/15/2017                125,000                 150,508
   7.500%, 11/15/2016               180,000                 192,319
US Treasury Notes
   7.250%, 8/15/2004                225,000                 235,758
   6.250%, 5/31/2000                100,000                 100,344
   5.875%, 8/15/1998                150,000                 150,094

   5.875%, 10/31/1998                50,000                  49,969
   5.375%, 5/31/1998                625,000                 621,875
   5.125%, 11/30/1998                50,000                  49,344
                                                      -------------
   TOTAL US GOVERNMENT OBLIGATIONS
   (Cost $1,544,187)                                      1,550,211
                                                      -------------

US Government Agency
 Obligations 4.67%
Federal Home Loan Bank
 6.075%, 1/22/1999                  100,000                  99,640
Federal Home Loan Mortgage
 Gold, Participation Certificates
 12.000%, 8/1/2015                   61,545                  70,235
 9.000%, 1/1/2005                    26,810                  28,046
 9.000%, 1/1/2007                    33,849                  35,491
 8.000%, 8/1/2017                    36,380                  37,411
Federal National Mortgage
 Association, Gtd Pass-Through
 Certificates
 7.500%, 11/25/2006                  75,000                  76,489
 7.000%, 5/25/2006                  105,000                 105,843
 6.000%, 4/1/2011                    47,824                  46,014
 6.000%, 4/1/2024                    45,610                  42,688
Government National Mortgage
Association I, Pass-Through
 Certificates
 7.000%, 1/16/2007                   75,000                  75,578
 6.500%, 2/15/2026                   73,886                  70,548
                                                      -------------
   TOTAL US GOVERNMENT
    AGENCY OBLIGATIONS
    (Cost $683,241)                                         687,983
                                                      -------------
Asset-Backed Securities 1.53%
AUTOMOBILES 0.51%
Premier Auto Trust, 1996-4
 Notes, Class A-3, 6.200%
 9/9/1999                           75,000                   75,190
                                                      -------------

CONSUMER FINANCE 1.02%
Nationsbank Auto Owner Trust
 1996-A Notes, Class A.3
 6.375%, 7/15/2000                  75,000                  75,401
Olympic Automobile
 Receivables Trust, 1996-A
 Notes, Class A, 5.700%
 4/15/2000                          75,000                  74,758
                                                     -------------
                                                           150,159
                                                     -------------
   TOTAL ASSET-BACKED SECURITIES
   (Cost $224,824)                                         225,349
                                                     -------------

Mortgage-Backed Securities 1.36%
CONSUMER FINANCE 0.51%
IMC Home Equity Loan Trust
 Pass-Through Certificates
 Series 1997-1, Class A2
 6.620%, 10/25/2011                 75,000                  75,035
                                                     -------------
FINANCIAL - DIVERSIFIED 0.85%
Contimortgage Home Equity
 Loan Trust, Pass-Through
 Certificates
 Series 1995-4, Class A4
  6.330%, 10/15/2010                25,000                  24,921
 Series 1997-1, Class A3
  6.480%, 1/15/2012                100,000                 100,000
                                                     -------------
                                                           124,921
                                                     -------------
TOTAL MORTGAGE-BACKED
 SECURITIES
 (Cost $199,740)                                           199,956
                                                     -------------
Corporate Bonds 2.91%
COMMUNICATIONS - EQUIPMENT/
 MANUFACTURING 0.39%
Motorola Inc, Deb
 8.400%, 8/15/2031                  50,000                  57,607
                                                     -------------
CONSUMER FINANCE 0.38%
Beneficial Corp, Deb
 8.400%, 5/15/2008                  50,000                  55,970
                                                     -------------
FINANCIAL - DIVERSIFIED 0.73%
Associates Corp of North
 America, Sr Deb, Series A
 7.950%, 2/15/2010                  50,000                  54,149
General Electric Capital
 Medium-Term Notes
 5.800%, 4/1/2008                   50,000                  53,494
                                                     -------------
                                                           107,643
                                                     -------------
POLLUTION CONTROL 0.29%
WMX Technologies
 Step-Up Discount Notes
 6.220%, 4/30/2004^^                40,000                  42,580
                                                     -------------
TELECOMMUNICATIONS -
 CELLULAR/WIRELESS 0.33%
BellSouth Telecommunications
 Deb, 5.850%, 11/15/2045            50,000                  49,191
                                                     -------------
TELEPHONE 0.79%
 GTE Corp, Deb
 10.250%, 11/1/2020                 50,000                  56,815

US WEST Capital Funding
 Notes, 6.310%, 11/1/2005           60,000                  59,443
                                                     -------------
                                                           116,258
                                                     -------------
 TOTAL CORPORATE BONDS
  (Cost $419,228)                                          429,249
                                                     -------------
TOTAL FIXED INCOME
 SECURITIES
 (Cost $3,071,220)                                       3,092,748
                                                     -------------
SHORT-TERM INVESTMENTS -
 US GOVERNMENT OBLIGATIONS 2.21%
US Treasury Notes
 5.750%, 9/30/1997                 220,000                 220,343
 5.625%, 8/31/1997                  30,000                  30,028
 5.250%, 12/31/1997                 75,000                  74,742
                                                     -------------
 (Cost $324,714)                                           325,113
                                                     -------------
TOTAL INVESTMENT
 SECURITIES AT VALUE 100.00%
 (Cost $12,863,096)
 (Cost for Income Tax Purposes
 $12,870,583)                                           14,742,906
                                                     =============

*  Security is non-income producing.
^^ Step up bonds are obligations which increase the interest payment rate at a specific point in time.
   Rate shown reflects current rate which may step up at a future date.

^ The following are restricted securities at January 31, 1997:

                                                                    Value as
                             Acquisition       Acquisition            % of
Description                   Date(s)              Cost            Net Assets
--------------------------------------------------------------------------------
Multi-Asset Allocation Fund
Staircase Properties
 13.740%
 Stepdown Pfd                   1/2/97           $40,000             0.27%
                                                                     =====

See Notes to Financial Statements

INVESCO Multiple Asset Funds, Inc.
Statement of Assets and Liabilities
January 31, 1997
UNAUDITED

                                                             Balanced             Multi-Asset
                                                                 Fund         Allocation Fund
                                                         ------------------------------------

ASSETS
Investment Securities:
   At Cost~                                              $118,088,976             $12,863,096
                                                         ====================================
   At Value~                                              128,622,989              14,742,906
Cash                                                          403,659                 745,586
Foreign Currency
   (Cost $20,185 and $0)                                       19,139                       0
Receivables:
   Investment Securities Sold                               1,197,265                 116,998
   Fund Shares Sold                                           114,184                  37,453
   Dividends and Interest                                     453,028                  57,580
Prepaid Expenses and Other Assets                              96,120                  41,122
                                                         ------------------------------------
TOTAL ASSETS                                              130,906,384              15,741,645
                                                         ------------------------------------
LIABILITIES
Payables:
   Distributions to Shareholders                                6,702                     674
   Investment Securities Purchased                          2,966,344                 910,413
   Fund Shares Repurchased                                    291,632                  27,583
Accrued Distribution Expenses                                  28,510                   3,333
Accrued Expenses and Other Payables                            24,495                  13,832
                                                         ------------------------------------
TOTAL LIABILITIES                                           3,317,683                 955,835
                                                         ------------------------------------
Net Assets at Value                                       127,588,701              14,785,810
                                                         ====================================
NET ASSETS
Paid-in Capital*                                          112,791,535              12,704,557
Accumulated Undistributed Net
   Investment Income                                           31,900                   1,187
Accumulated Undistributed
   Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                             4,231,455                 200,256




Net Appreciation of Investment
   Securities and Foreign Currency
   Transactions                                            10,533,811               1,879,810
                                                         ------------------------------------
Net Assets at Value                                       127,588,701              14,785,810
                                                         ====================================
Shares Outstanding                                          9,036,778               1,197,673
Net Asset Value, Offering and
   Redemption Price per Share                                   14.12                   12.35
                                                         ====================================

~ Investment securities at cost and value at January 31, 1997 include a repurchase agreement of $8,385,000 for Balanced Fund.

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO Multiple Asset Funds, Inc.
Statement of Operations
Six Months Ended January 31, 1997
UNAUDITED

                                                             Balanced             Multi-Asset
                                                                 Fund         Allocation Fund
                                                           -----------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                    $743,249                $104,275
Interest                                                    1,624,719                 128,649
   Foreign Taxes Withheld                                     (9,757)                   (119)
                                                           ----------------------------------
   TOTAL INCOME                                             2,358,211                 232,805
                                                           ----------------------------------
EXPENSES
Investment Advisory Fees                                      391,255                  45,002
Distribution Expenses                                         163,023                  15,001
Transfer Agent Fees                                           192,996                  18,739
Administrative Fees                                            14,835                   5,954
Custodian Fees and Expenses                                    44,306                   6,820
Directors' Fees and Expenses                                    6,191                   3,941
Professional Fees and Expenses                                 11,962                   7,270
Registration Fees and Expenses                                 37,829                  12,400
Reports to Shareholders                                        27,125                   2,058
Other Expenses                                                  4,102                   1,738
                                                           -----------------------------------
   TOTAL EXPENSES                                             893,624                 118,923
   Fees and Expenses Absorbed
   by Investment Adviser                                     (31,559)                (24,856)
   Fees and Expenses Paid Indirectly                         (44,414)                 (2,965)
                                                           -----------------------------------
   NET EXPENSES                                               817,651                  91,102
                                                           -----------------------------------
NET INVESTMENT INCOME                                       1,540,560                 141,703
                                                           -----------------------------------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENT SECURITIES
Net Realized Gain on Investment
   Securities and Foreign Currency
   Transactions                                             5,045,926                 497,825
Change in Net Appreciation of
   Investment Securities and
   Foreign Currency Transactions                            9,476,479               1,128,501
                                                           -----------------------------------
NET GAIN ON INVESTMENT SECURITIES                          14,522,405               1,626,326
                                                           -----------------------------------
Net Increase in Net Assets
   from Operations                                         16,062,965               1,768,029
                                                           ===================================

See Notes to Financial Statements

INVESCO Multiple Asset Funds, Inc.
Statement of Changes in Net Assets

                                                                        Balanced                        Multi-Asset
                                                                          Fund                        Allocation Fund
                                                           Six Months             Year         Six Months            Year
                                                              Ended               Ended           Ended              Ended
                                                           January 31           July 31        January 31           July 31
                                                         ------------------------------      ------------------------------
                                                            1997                 1996             1997                1996
                                                         UNAUDITED                             UNAUDITED
OPERATIONS
Net Investment Income                                    $  1,540,560        $2,834,839          $141,703          $224,940
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                        5,045,926        11,022,562           497,825           665,235
Change in Net Appreciation (Depreciation) of
   Investment Securities and Foreign
   Currency Transactions                                    9,476,479       (1,554,333)         1,128,501            18,014
                                                         ------------------------------      ------------------------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS                                  16,062,965        12,303,068         1,768,029           908,189
                                                         ------------------------------      ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income                                     (1,518,679)       (2,832,865)         (141,720)         (225,039)
Net Realized Gain on Investment Securities                (7,920,012)       (5,048,134)         (828,800)         (147,924)
                                                         ------------------------------      ------------------------------
TOTAL DISTRIBUTIONS                                       (9,438,691)       (7,880,999)         (970,520)         (372,963)
                                                         ------------------------------      ------------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                              76,866,139       201,328,435        26,621,955        13,724,833
Reinvestment of Distributions                               9,235,066         7,491,818           954,388           366,691
                                                         ------------------------------      ------------------------------
                                                           86,101,205       208,820,253        27,576,343        14,091,524
Amounts Paid for Repurchases of Shares                   (80,202,629)     (135,399,982)      (23,161,622)      (12,831,534)
                                                         ------------------------------      ------------------------------
NET INCREASE IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS                             5,898,576        73,420,271         4,414,721         1,259,990
                                                         ------------------------------      ------------------------------
Total Increase in Net Assets                               12,522,850        77,842,340         5,212,230         1,795,216
NET ASSETS
Beginning of Period                                       115,065,851        37,223,511        9,573,580          7,778,364
                                                         ------------------------------      ------------------------------
End of Period                                             127,588,701       115,065,851        14,785,810         9,573,580
                                                         ==============================      ==============================
Accumulated Undistributed Net Investment
   Income Included in Net Assets at
   End of Period                                               31,900            10,019             1,187             1,204






FUND SHARE TRANSACTIONS
Shares Sold                                                 5,423,829        14,985,724         2,176,787         1,194,602
Shares Issued from Reinvestment
   of Distributions                                           668,386           564,187            80,078            32,203
                                                         ------------------------------      ------------------------------
                                                            6,092,215        15,549,911         2,256,865         1,226,805
Shares Repurchased                                        (5,665,801)      (10,019,968)       (1,887,816)       (1,115,680)
                                                         ------------------------------      ------------------------------
Net Increase in Fund Shares                                   426,414         5,529,943           369,049           111,125
                                                         ==============================      ==============================

See Notes to Financial Statements

INVESCO Multiple Asset Funds, Inc.
Notes to Financial Statements
UNAUDITED

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Multiple Asset Funds, Inc. (the "Fund"), was incorporated in Maryland and presently consists of two separate Funds: Balanced Fund and Multi-Asset Allocation Fund. The investment objectives of the Funds are to achieve a high total return on investment through capital appreciation and current income. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of incomes and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
        Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
        Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
        If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
        Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
        Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.
C. OPTIONS - Balanced Fund may hold options for investment purposes with the intent to hedge the portfolio against ongoing exposure to market value and interest rate fluctuations.
        The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements could render the Balanced Fund's hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. Realized gains or losses on purchased option transactions are included in Net Realized Gain (Loss) on Investment Securities and Foreign Currency Transactions in the Statement of Operations.

D.  SECURITY   TRANSACTIONS  AND  RELATED   INVESTMENT  INCOME  -  Security
    transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
        Investments  in  securities  of   governmental   agencies  may  only  be
    guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the United States.

        The Fund's use of  short-term  forward  foreign  currency  contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
        Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
E. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
        Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
        Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
F.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution
    date.   The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, market discounts, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
G. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities.
H. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
        Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. For Balanced Fund, the fee is based on the  annual  rate of 0.60% on the first $350  million  of  average  net assets; reduced to 0.55% on the next $350 million of average net assets; and 0.50% on average net assets in excess of $700 million. For Multi-Asset Allocation Fund, the fee is based on the annual rate of 0.75% on the first $500 million of average net assets; reduced to 0.65% on the next $500 million of average net assets; and 0.50% on average net assets in excess of $1 billion.
    In accordance with a Sub-Advisory Agreement between IFG and INVESCO Trust Company ("ITC"), a wholly owned subsidiary of IFG, investment decisions of Balanced Fund are made by ITC. A separate Sub-Advisory Agreement between IFG and INVESCO Management & Research, Inc. ("IMR"), an affiliate of IFG, provides that investment decisions of Multi-Asset Allocation Fund are made by IMR. Fees for such sub-advisory services are paid by IFG.
    In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
    IFG receives a transfer agent fee at an annual rate of $20.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.
    A plan of distribution pursuant to Rule 12b-1 of the Act has provided for reimbursement of marketing and advertising expenditures to IFG (the "Distributor") to a maximum of 0.25% of average annual net assets. Amounts accrued by the Fund are available to reimburse the Distributor for actual expenditures incurred within a rolling twelve-month period. For the six months ended January 31, 1997, Balanced and Multi-Asset Allocation Funds paid the Distributor $159,763 and $13,823, respectively, for reimbursement of expenses incurred. Effective January 1, 1997, the Rule 12b-1 distribution plan was modified by action of the Board of Directors so that the Fund compensates IFG for permissable acitivities and services in connection with distribution of each Fund's shares. Accordingly, the above amounts reflect reimbursements under the plan for the five months ended December 31, 1996 and compensation under the plan for the month of January 1997.
    IFG and ITC have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Balanced Fund and IFG and IMR have voluntarily agreed, in some instances, to absorb certain fees and expenses incurred by Multi-Asset Allocation Fund.
NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended January 31, 1997, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:


Fund                                        Purchases                   Sales
--------------------------------------------------------------------------------
Balanced Fund                               $82,532,270             $75,698,163
Multi-Asset Allocation Fund                   6,600,260               2,888,888

The aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

Fund                                        Purchases                   Sales
--------------------------------------------------------------------------------
Balanced Fund                               $9,704,094             $12,021,241
Multi-Asset Allocation Fund                  2,002,165               1,978,210

NOTE 4 - APPRECIATION AND DEPRECIATION. At January 31, 1997, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                    Gross             Gross               Net
Fund                           Appreciation      Depreciation      Appreciation
--------------------------------------------------------------------------------
Balanced Fund                  $11,232,348          $713,365       $10,518,983
Multi-Asset Allocation Fund      2,009,286           136,963         1,872,323

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG, ITC or IMR.
   The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits are based on an annual rate of 40% of the retainer fee at the time of retirement.
   Pension expenses for the six months ended January 31, 1997, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     Unfunded
                                    Pension           Accrued          Pension
Fund                                Expenses     Pension Costs        Liability
--------------------------------------------------------------------------------
Balanced Fund                         $696            $1,797            $3,246
Multi-Asset Allocation Fund            302                91               460

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes of the fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At January 31, 1997, there were no such borrowings.

Other Information
UNAUDITED


On January 31, 1997, a special meeting of the shareholders of the Fund was held at which the eleven directors identified below were elected, the selection of Price Waterhouse LLP as independent accountants (Proposal 1), the approval of a new investment advisory agreement with INVESCO Funds Group, Inc. ("IFG"),

(Proposal 2), a new sub-advisory agreement between IFG and INVESCO Trust Company for Balanced Fund (Proposal 3) and a new sub-advisory agreement between IFG and INVESCO Management & Research, Inc. for Multi-Asset Allocation Fund (Proposal 4) were ratified. The following is a report of the votes cast:

                                                                     Withheld/
Nominee/Proposal                             For        Against        Abstain          Total
---------------------------------------------------------------------------------------------
Balanced Fund
Charles W. Brady                       5,850,650              0        185,754      6,036,404
Dan J. Hesser                          5,851,533              0        184,871      6,036,404
Fred A. Deering                        5,845,934              0        190,470      6,036,404
Victor L. Andrews                      5,850,276              0        186,128      6,036,404
Bob R. Baker                           5,813,495              0        222,909      6,036,404
Lawrence H. Budner                     5,850,628              0        185,776      6,036,404
Daniel D. Chabris                      5,843,014              0        193,390      6,036,404
A.D. Frazier, Jr.                      5,850,245              0        186,159      6,036,404
Hubert L. Harris, Jr.                  5,850,859              0        185,545      6,036,404
Kenneth T. King                        5,845,102              0        191,302      6,036,404
John W. McIntyre                       5,851,528              0        184,876      6,036,404

Proposal No. 1                         5,781,291         55,341        199,772      6,036,404
Proposal No. 2                         5,576,620        117,814        341,969      6,036,403
Proposal No. 3                         5,572,341        121,041        343,022      6,036,404

Multi-Asset Allocation Fund
Charles W. Brady                         631,936              0          6,274        638,210
Dan J. Hesser                            631,936              0          6,274        638,210
Fred A. Deering                          631,463              0          6,747        638,210
Victor L. Andrews                        631,936              0          6,274        638,210
Bob R. Baker                             631,936              0          6,274        638,210
Lawrence H. Budner                       631,936              0          6,274        638,210
Daniel D. Chabris                        631,445              0          6,765        638,210
A.D. Frazier, Jr.                        632,215              0          5,995        638,210
Hubert L. Harris, Jr.                    632,215              0          5,995        638,210
Kenneth T. King                          630,728              0          7,482        638,210
John W. McIntyre                         631,936              0          6,274        638,210

Proposal No. 1                           623,741          1,502         12,968        638,211
Proposal No. 2                           620,542          2,847         14,821        638,210
Proposal No. 4                           616,466          5,586         16,157        638,209


INVESCO Multiple Asset Funds, Inc.
Financial Highlights
(For a Fund Share Outstanding Throughout Each Period)

                                                            Six Months                                        Period
                                                              Ended                                            Ended
                                                            January 31           Year Ended July 31           July 31
                                                          ------------          -------------------          ---------
                                                               1997               1996        1995              1994^
                                                            UNAUDITED
                                                          Balanced Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                     $      13.36        $  12.08   $    10.30          $  10.00
                                                          ------------        ---------------------           --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                             0.16            0.37         0.29              0.12
Net Gains on Securities (Both Realized
   and Unrealized)                                                1.63            2.12         2.03              0.30
                                                          ------------        ---------------------           --------
Total from Investment Operations                                  1.79            2.49         2.32              0.42
                                                          ------------        ---------------------           --------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                              0.16            0.37         0.29              0.12
Distributions from Capital Gains                                  0.87            0.84         0.25              0.00
                                                          ------------        ---------------------           --------
Total Distributions                                               1.03            1.21         0.54              0.12
                                                          ------------        ---------------------           --------
Net Asset Value - End of Period                                  14.12           13.36        12.08             10.30
                                                          ============        =====================           ========

TOTAL RETURN                                              $     13.79%*         20.93%       23.18%            4.16%*

RATIOS
Net Assets - End of Period ($000 Omitted)                      127,589        $115,066   $  37,224           $ 4,252
Ratio of Expenses to Average Net Assets#                       0.67%*@          1.29%@       1.25%             1.25%~
Ratio of Net Investment Income to
   Average Net Assets#                                          1.20%*          3.03%        3.12%             2.87%~
Portfolio Turnover Rate                                           77%*           259%         255%              61%*
Average Commission Rate Paid^^                            $    0.0639*            -             -                -

^ From December 1, 1993, commencement of operations, to July 31, 1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and ITC for the six months ended January 31, 1997, for the years ended July 31, 1996 and 1995 and the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.69% (not annualized), 1.29%, 1.59% and 4.37% (annualized), respectively, and ratio of net investment income to average net assets would have been 1.18% (not annualized), 3.03%, 2.77% and (0.25%) (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESCO Multiple Asset Funds, Inc.
Financial Highlights (Continued)
(For a Fund Share Outstanding Throughout Each Period)

                                                            Six Months                                        Period
                                                              Ended                                            Ended
                                                            January 31           Year Ended July 31          July 31
                                                          ------------          -------------------          ---------
                                                                1997              1996        1995              1994^
                                                            UNAUDITED
                                                          Multi-Asset Allocation Fund
PER SHARE DATA
Net Asset Value - Beginning of Period                     $     11.55         $  10.84   $    9.68           $  10.00
                                                          ------------        ---------------------          ---------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.12             0.28        0.28               0.06
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                                1.78             0.89        1.16              (0.32)
                                                          ------------        ---------------------          ---------
Total from Investment Operations                                  1.90            1.17        1.44              (0.26)
                                                          ------------        ---------------------          ---------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                              0.12            0.28        0.28               0.06
Distributions from Capital Gains                                  0.98            0.18        0.00               0.00
                                                          ------------        ---------------------          ---------
Total Distributions                                               1.10            0.46        0.28               0.06
                                                          ------------        ---------------------          ---------
Net Asset Value - End of Period                           $      12.35        $  11.55   $   10.84           $   9.68
                                                          ============        =====================          =========

TOTAL RETURN                                                    16.88%*         10.96%      15.11%             (2.60%)*

RATIOS
Net Assets - End of Period ($000 Omitted)                 $     14,786        $  9,574   $   7,778           $   4,958
Ratio of Expenses to Average Net Assets#                         0.80%*@         1.62%@      1.50%               1.50%~
Ratio of Net Investment Income to
   Average Net Assets#                                           1.20%*          2.43%       2.99%               2.23%~
Portfolio Turnover Rate                                            45%*            92%         79%                 42%*
Average Commision Rate Paid^^                                   0.0367*             -           -                   -

^ From December 1, 1993, commencement of operations, to July 31, 1994.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

# Various expenses of the Fund were voluntarily absorbed by IFG and IMR for the six months ended January 31, 1997, the years ended July 31, 1996 and 1995 and the period ended July 31, 1994. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.01% (not annualized), 2.24%, 2.47% and 5.14% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.99% (not annualized), 1.81%, 2.02% and (1.41%) (annualized), respectively.

@ Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Advisor, which is before any expense offset arrangements.

~ Annualized

^^ The average commision rate paid is the total brokerage commisions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.


                                                                        FAMILY OF FUNDS

                                                                                                Newspaper
Fund Name                                                    Fund Code    Ticker Symbol      Abbreviation
----------------------------------------------------------------------------------------------------------
International
International Growth                                            49            FSIGX              IntlGr
Asian Growth                                                    41            IVAGX              AsianGr
European                                                        56            FEURX               Europ
European Small Company                                          37            IVECX              EuroSmCo
Latin American Growth                                           34            IVSLX             LatinAmGr
Pacific Basin                                                   54            FPBSX               PcBas
----------------------------------------------------------------------------------------------------------
Sector
Energy                                                          50            FSTEX               Enrgy
Environmental Services                                          59            FSEVX               Envirn
Financial Services                                              57            FSFSX               FinSvc
Gold                                                            51            FGLDX                Gold
Health Sciences                                                 52            FHLSX               HlthSc
Leisure                                                         53            FLISX               Leisur
Realty                                                          42            IVSRX               Realty
Technology                                                      55            FTCHX                Tech
Utilities                                                       58            FSTUX                Util
Worldwide Capital Goods                                         38            ISWGX               WldCap
Worldwide Communications                                        39            ISWCX               WldCom
----------------------------------------------------------------------------------------------------------
Capital Appreciation
Growth                                                          10            FLRFX               Grwth
Dynamics                                                        20            FIDYX                Dynm
Small Company                                                   74            IDSCX               DivSmCo
Emerging Growth                                                 60            FIEGX               Emgrth
----------------------------------------------------------------------------------------------------------
Growth & Income
Industrial Income                                               15            FIIIX               IndInc
Value Equity                                                    46            FSEQX                ValEq
Multi-Asset Allocation                                          70            IMAAX              MulAstAl
Balanced                                                        71            IMABX                 Bal
Total Return                                                    48            FSFLX              TotRtn
----------------------------------------------------------------------------------------------------------
Bond
Short-Term Bond                                                 33            INIBX              ShTrBd
Intermediate Government Bond                                    47            FIGBX              IntGov
U.S. Government Securities                                      32            FBDGX               USGvt
Select Income                                                   30            FBDSX              SelInc
High Yield                                                      31            FHYPX               HiYld
----------------------------------------------------------------------------------------------------------
Tax-Exempt
Tax-Free Intermediate Bond                                      36            IVTIX                 *
Tax-Free Long-Term Bond                                         35            FTIFX               TxFre
----------------------------------------------------------------------------------------------------------
Money Market
U.S. Government Money Fund                                      44            FUGXX                N/A
Cash Reserves                                                   25            FDSXX                N/A
Tax-Free Money Fund                                             40            FFRXX                N/A

* This fund does not meet size requirements to be assigned a ticker symbol in newspaper listings.

For more information about any of the INVESCO Funds, including management fees and expenses, please call us at 1-800-525-8085 for a prospectus. Read it carefully before you invest or send money.

INVESCO FUNDS

We're easy to stay in touch with:
INVESCO Services Representatives,
1-800-525-8085
PAL(R), your Personal Account Line,
1-800-424-8085

On the World Wide Web:
http://www.invesco.com

Denver Investor Centers:
Cherry Creek, 155-B Fillmore Street;
Denver Tech Center, 7800 E. Union
Avenue, Lobby Level

INVESCO Funds Group, Inc. (SM), Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.